Consolidated Statements of Partners' Equity - USD ($)	Total	Limited Partner [Member]	General Partner [Member]	Capital Unit, Class B [Member]
Balance at Jul. 08, 2013	$ 1,000	$ 990	$ 10	$ 0
Net loss	(10,056)	(9,955)	(101)
Balance at Dec. 31, 2013	(9,056)	(8,965)	(91)	0
Distributions declared and to common units paid ($0.510138 per unit)	0
Net loss	(163,595)	(161,959)	(1,636)
Balance at Dec. 31, 2014	(172,651)	(170,924)	(1,727)	0
Net proceeds from issuance of common units	78,286,761	78,286,761
Distributions to organizational limited partner	(990)	(990)
Distributions declared and to common units paid ($0.510138 per unit)	(1,271,730)	(1,271,730)
Net loss	(1,562,816)	(1,562,816)
Balance at Dec. 31, 2015	$ 75,278,574	$ 75,280,301	$ (1,727)	$ 0